Consolidated Statements of Comprehensive Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Revenue	$ 172,079	$ 165,353	$ 324,093	$ 347,125
Time charter, voyage and port terminal expenses	(73,215)	(64,848)	(134,932)	(123,962)
Direct vessel expenses	(33,042)	(28,227)	(59,050)	(62,245)
General and administrative expenses	(12,473)	(13,911)	(25,026)	(26,685)
Depreciation and amortization	(25,872)	(24,397)	(51,706)	(57,718)
Interest income/(expense) and finance cost, net	(25,306)	(25,133)	(50,546)	(54,570)
(Loss)/gain on derivatives	(76)	303	(202)	(82)
Gain on sale of assets	323	38,787	323	38,787
(Loss)/gain on change in control	0	0	0	(35,325)
Loss on bond extinguishment	0	0	0	(21,199)
Other expense, net	(2,854)	(3,745)	(4,221)	(4,720)
(Loss)/income before equity in net earnings of affiliated companies	(436)	44,182	(1,267)	(594)
Equity in net earnings of affiliated companies	8,058	7,731	16,633	14,746
Income before taxes	7,622	51,913	15,366	14,152
Income tax expense	(1,449)	(1,085)	(595)	(181)
Net income	6,173	50,828	14,771	13,971
Less: Net (income)/loss attributable to the noncontrolling interest	(888)	22	(27)	(1,251)
Preferred stock dividends of subsidiary	0	0	0	(27)
Preferred stock dividends attributable to the noncontrolling interest	0	0	0	12
Net income attributable to Navios Holdings common stockholders	5,285	50,850	14,744	12,705
Income attributable to Navios Holdings common stockholders, basic	4,862	50,427	13,894	11,864
Income attributable to Navios Holdings common stockholders, diluted	5,285	50,850	14,744	12,705
Basic net earnings per share attributable to Navios Holdings common stockholders	$ 0.05	$ 0.5	$ 0.14	$ 0.12
Weighted average number of shares, basic	101,205,545	100,949,505	101,198,855	100,901,279
Diluted net earnings per share attributable to Navios Holdings common stockholders	$ 0.05	$ 0.46	$ 0.13	$ 0.12
Weighted average number of shares, diluted	110,993,160	110,327,472	111,014,906	110,318,726
Other comprehensive loss [Abstract]
Unrealized holding loss on investments in available for sale securities	(333)	(10,558)	(422)	(6,075)
Reclassification to investments in affiliates	0	0	(6,158)	0
Total other comprehensive loss	(333)	(10,558)	(6,580)	(6,075)
Total comprehensive income	5,840	40,270	8,191	7,881
Comprehensive (income)/loss attributable to noncontrolling interest	(888)	22	(27)	(1,251)
Total comprehensive income attributable to Navios Holdings common stockholders	$ 4,952	$ 40,292	$ 8,164	$ 6,630